Fair value of financial instruments and investments	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Fair value of financial instruments and marketable securities
Fair value of financial instruments and investments

3.     Fair value of financial instruments and marketable securities

Fair value of certain marketable securities is based upon market prices using quoted prices in active markets for identical assets quoted on the last day of the period. In establishing the estimated fair value of the remaining investments, the Company used the fair value as determined by its investment advisors using observable inputs other than quoted prices.

The Company reviews its investments on a periodic basis for other-than-temporary impairments. This review is subjective, as it requires management to evaluate whether an event or change in circumstances has occurred in that period that may have a significant adverse effect on the fair value of the investment.

The following represents the fair value using the hierarchy described in Note 2 for the Company's financial assets that are required to be measured at fair value on a recurring basis as of December 31, 2012 and September 30, 2013:

	December 31, 2012
	Total	Quoted prices in active markets for identical assets (level 1)	Significant other observable inputs (level 2)	Significant unobservable inputs (level 3)

Warrant liability	$95,661	$—	$—	$95,661

	September 30, 2013
	Total	Quoted prices in active markets for identical assets (level 1)	Significant other observable inputs (level 2)	Significant unobservable inputs (level 3)

Marketable securities	$133,182,565	$—	$133,182,565	$—
Warrant liability	98,819	—	—	98,819

The following is a summary of marketable securities accounted for as available-for-sale securities at September 30, 2013:

	September 30, 2013
		Gross Unrealized
	Amortized Cost			Fair Value
		Gains	Losses

Commercial paper	$24,978,703	$20,527	$—	$24,999,230
U.S. corporate debt securities	108,244,329	19,642	(80,636)	108,183,335

	$133,223,032	$40,169	$(80,636)	$133,182,565

At September 30, 2013, the Company held securities with an unrealized loss position that were not considered to be other-than-temporarily impaired as the Company has the ability to hold such investments until recovery of their fair value.

Marketable securities on the balance sheet at September 30, 2013 mature as follows:

	September 30, 2013
	Less than 12 Months	More than 12 Months

Commercial paper	$24,999,230	$—
U.S. corporate debt securities	57,824,657	50,358,678

Total Marketable securities	$82,823,887	$50,358,678

There were no marketable securities as of December 31, 2012.

Level 3 valuation

The warrant liability is classified in Other long-term liabilities on the Company's balance sheet. The warrant liability is marked-to-market each reporting period with the change in fair value recorded as a gain or loss within Other income (expense), net on the Company's statement of operations until the warrants are exercised, expire or other facts and circumstances lead the warrant liability to be reclassified as an equity instrument. The fair value of the warrant liability is determined at each reporting period by utilizing the Black-Scholes option pricing model.

The table presented below is a summary of changes in the fair value of the Company's Level 3 valuation for warrant liability for the period ended September 30, 2013:

Level 3 assets

Beginning balance as of December 31, 2012	$95,661
Warrants issued in connection with convertible promissory notes	6,000,000
Deemed dividend	18,248,768
Exercise of warrants issued in connection with convertible promissory notes	(24,248,765)
Change in fair value of warrant liability	3,155

Ending balance as of September 30, 2013	$98,819

Fair value of the warrant liability is estimated using an option-pricing model, which includes variables such as the expected volatility based on guideline public companies, the stock fair value, and the estimated time to a liquidity event. The significant assumptions used in preparing the option pricing model for valuing the Company's warrants as of December 31, 2012 include (i) volatility (87%), (ii) risk free interest rate (0.16%-1.18%), (iii) strike price ($16), (iv) fair value of preferred shares ($2.35), and (v) expected life (1-7 years). The significant assumptions used in preparing the option pricing model for valuing the Company's warrants as of September 30, 2013 include (i) volatility (69-87%), (ii) risk free interest rate (0.02%-1.705%), (iii) strike price ($128), (iv) fair value of common shares ($21.46), and (v) expected life (.22-5.98 years). See Note 7 for a description of the warrants issued in connection with the convertible notes.

3.     Fair value of financial instruments and investments

Fair value of certain investments is based upon market prices using quoted prices in active markets for identical assets quoted on the last day of the year. In establishing the estimated fair value of the remaining investments, the Company used the fair value as determined by its investment advisors using observable inputs other than quoted prices.

The Company reviews its investments on a periodic basis for other-than-temporary impairments. This review is subjective, as it requires management to evaluate whether an event or change in circumstances has occurred in that period that may have a significant adverse effect on the fair value of the investment. As of December 31, 2011, the Company deemed its unrealized losses not to be other-than-temporary.

The following represents the fair value using the hierarchy described in Note 2 for the Company's financial assets that are required to be measured at fair value on a recurring basis as of December 31, 2011 and 2012:

	December 31, 2011
	Total	Quoted prices in active markets for identical assets (level 1)	Significant other observable inputs (level 2)	Significant unobservable inputs (level 3)

Warrant liability	$1,878,316	$—	$—	$1,878,316

	December 31, 2012
	Total	Quoted prices in active markets for identical assets (level 1)	Significant other observable inputs (level 2)	Significant unobservable inputs (level 3)

Warrant liability	$95,661	$—	$—	$95,661

Level 3 valuation

The warrant liability is classified in Other long-term liabilities on the Company's balance sheet. The warrant liability is marked-to-market each reporting period with the change in fair value recorded as a gain or loss within Other income on the Company's statement of operations until the warrants are exercised, expire or other facts and circumstances lead the warrant liability to be reclassified as an equity instrument. The fair value of the warrant liability is determined at each reporting period by utilizing the Black-Scholes option pricing model.

The table presented below is a summary of changes in the fair value of the Company's Level 3 valuation for warrant liability for the years ended December 31, 2011 and 2012:

Level 3 assets

Beginning balance January 1, 2011	$2,340,263
Change in fair value of warrant liability	(461,947)

Ending balance as of December 31, 2011	1,878,316
Change in fair value of warrant liability	(1,782,655)

Ending balance as of December 31, 2012	$95,661

Fair value of the warrant liability is estimated using an option-pricing model, which includes variables such as the expected volatility based on guideline public companies, the preferred stock value, and the estimated time to a liquidity event. The significant assumptions used in preparing the option pricing model for valuing the Company's warrants as of December 31, 2011 include (i) volatility (88%), (ii) risk free interest rate (0.25%-1.62%), (iii) strike price ($7.26-$16.00), (iv) fair value of preferred shares ($16) and (v) expected life (2-8 years). The significant assumptions used in preparing the option pricing model for valuing the Company's warrants as of December 31, 2012 include (i) volatility (87%), (ii) risk free interest rate (0.16%-1.18%), (iii) strike price ($16), (iv) fair value of preferred shares ($2.35) and (v) expected life (1-7 years). The fair value of the preferred shares declined significantly due to the recapitalization of the Company's outstanding convertible preferred stock in June 2012 as described in Note 7.